Cover	12 Months Ended
Sep. 30, 2025 ¥ / shares shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--09-30
Entity File Number	001-41658
Entity Registrant Name	Julong Holding Limited
Entity Central Index Key	0002007846
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Room 2009, Building A
Entity Address, Address Line Two	Times Fortune World
Entity Address, Address Line Three	No.1 Hangfeng Road, Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	JLHL
Security Exchange Name	NASDAQ
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding | shares	21,448,632
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Firm ID	6901
Auditor Opinion [Text Block]	We have audited the accompanying combined and consolidated balance sheet of Julong Holding Limited and its subsidiaries (“the Company”) as of September 30, 2025 and 2024, and the related combined and consolidated statements of operations and comprehensive income, changes in shareholders’ equity, and cash flows for the years then ended, and the related notes (collectively referred to as the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of September 30, 2025 and 2024, and the results of its operations and its cash flows for the years ended September 30, 2025 and 2024 in conformity with accounting principles generally accepted in the United States of America.
Auditor Name	Fortune CPA, Inc
Auditor Location	Garden Grove, California
Common Class A [Member]
Entity Addresses [Line Items]
Entity Listing, Par Value Per Share	¥ 0.0001
Common Class B [Member]
Entity Addresses [Line Items]
Entity Listing, Par Value Per Share	¥ 0.0001
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Room 2009, Building A
Entity Address, Address Line Two	Times Fortune World
Entity Address, Address Line Three	No.1 Hangfeng Road, Fengtai District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100070
City Area Code	+86
Local Phone Number	10-5809-0779
Contact Personnel Name	Jiaqi Hu